Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Other Equity Reserves And Subordinated Notes [Member]	Retained earnings [member]	Total controlling interest [Member]	Non-controlling interests
Balance as of (Restated balance [member]) at Dec. 31, 2017	$ 11,053	$ 318	$ 10,013	$ (2,472)	$ 1,622	$ 9,481	$ 1,572
Effects from adoption of IFRIC 23	6				6	6
Balance as of at Dec. 31, 2018	11,059	318	10,013	(2,472)	1,628	9,487	1,572
Net income for the period	179				143	143	36
Other comprehensive income (loss) for the period	(217)			(112)		(112)	(105)
Total of other comprehensive income (loss) for the period	(38)			(112)	143	31	(69)
Dividends	(150)				(150)	(150)
Effects of mandatorily convertible securities			151	(151)
Own shares purchased under share repurchase program	(50)		(75)	25		(50)
Share-based compensation	32		17	15		32
Coupons paid on perpetual debentures	(29)			(29)		(29)
Balance as of (Restated balance [member]) at Dec. 31, 2019		318	10,106	(2,724)	1,621	9,321	1,503
Balance as of at Dec. 31, 2019	10,824
Net income for the period	(1,446)				(1,467)	(1,467)	21
Other comprehensive income (loss) for the period	(348)			(146)		(146)	(202)
Total of other comprehensive income (loss) for the period	(1,794)			(146)	(1,467)	(1,613)	(181)
Own shares purchased under share repurchase program	(83)		(50)	(33)		(83)
Restitution of retained earnings			(2,481)		2,481
Changes in non-controlling interest				445		445	(445)
Share-based compensation	29			29		29
Coupons paid on perpetual debentures	(24)			(24)		(24)
Balance as of at Dec. 31, 2020	8,952	318	7,575	(2,453)	2,635	8,075	877
Net income for the period	778				753	753	25
Other comprehensive income (loss) for the period	(42)			(31)		(31)	(11)
Total of other comprehensive income (loss) for the period	736			(31)	753	722	14
Own shares purchased under share repurchase program	0		(83)	83
Changes in non-controlling interest and repayment of perpetual debentures	(447)						(447)
Share-based compensation	77			77		77
Issuance of subordinated notes	994			994		994
Coupons paid on perpetual debentures and subordinated notes	(41)			(41)		(41)
Balance as of at Dec. 31, 2021	$ 10,271	$ 318	$ 7,492	$ (1,371)	$ 3,388	$ 9,827	$ 444